Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares
Statement [LineItems]
REVENUES	$ 207,609	$ 7,393	$ 207,520	$ 215,483
OPERATING COSTS	137,029	4,880	135,953	139,545
GROSS PROFIT	70,580	2,513	71,567	75,938
OPERATING EXPENSES
Marketing	20,913	745	22,220	23,170
General and administrative	5,006	178	4,758	4,589
Research and development	3,850	137	3,941	3,725
Expected credit loss (reversal of credit loss)	45	2	(125)	920
Total operating expenses	29,814	1,062	30,794	32,404
OTHER INCOME AND EXPENSES	1,595	57	(127)	110
INCOME FROM OPERATIONS	42,361	1,508	40,646	43,644
NON-OPERATING INCOME AND EXPENSES
Interest income	116	4	251	197
Other income	470	17	531	700
Other gains and losses	(159)	(6)	84	(46)
Interest expenses	(206)	(7)	(104)	(18)
Share of profits of associates and joint ventures accounted for using equity method	244	9	459	509
Total non-operating income and expenses	465	17	1,221	1,342
INCOME BEFORE INCOME TAX	42,826	1,525	41,867	44,986
INCOME TAX EXPENSE	8,122	289	7,946	6,405
NET INCOME	34,704	1,236	33,921	38,581
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	1,193	43	1,527	(1,215)
Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income	519	18	171	(346)
Gain or loss on hedging instruments subject to basis adjustment	2	0	(1)	2
Share of remeasurements of defined benefit pension plans of associates and joint ventures	(4)	0	(2)	2
Income tax relating to items that will not be reclassified to profit or loss	(239)	(9)	(305)	450
Items that will not be reclassified to profit or loss	1,471	52	1,390	(1,107)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising from the translation of the foreign operations	(177)	(6)	(61)	90
Share of exchange differences arising from the translation of the foreign operations of associates and joint ventures	(4)	0	(1)	3
Income tax relating to items that may be reclassified subsequently	0	0	0	0
Items that may be reclassified subsequently to profit or loss	(181)	(6)	(62)	93
Total other comprehensive income (loss), net of income tax	1,290	46	1,328	(1,014)
TOTAL COMPREHENSIVE INCOME	35,994	1,282	35,249	37,567
NET INCOME ATTRIBUTABLE TO
Stockholders of the parent	33,419	1,190	32,947	37,557
Noncontrolling interests	1,285	46	974	1,024
NET INCOME	34,704	1,236	33,921	38,581
COMPREHENSIVE INCOME ATTRIBUTABLE TO
Stockholders of the parent	34,713	1,236	34,282	36,552
Noncontrolling interests	1,281	46	967	1,015
TOTAL COMPREHENSIVE INCOME	$ 35,994	$ 1,282	$ 35,249	$ 37,567
EARNINGS PER SHARE
Basic | (per share)	$ 4.31	$ 0.15	$ 4.25	$ 4.84
Diluted | (per share)	4.30	0.15	4.24	4.83
American Depositary Shares [Member]
EARNINGS PER SHARE
Basic | (per share)	43.08	1.53	42.47	48.41
Diluted | (per share)	$ 43.03	$ 1.53	$ 42.42	$ 48.35